Vessels (Details Narrative) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
net proceeds		$ 99,050	$ 228,416	$ 165,944
Total Gain		12,456	48,662	81,198
carrying value amount		3,156,075	2,919,783
Impairment charges (Note 4)		$ 0	$ 0	$ 26,367
Athens 04 [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date		April 28, 2025
Dr Irene Tsakos [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date		June 5, 2025
Paris 24 [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date		August 14, 2025
Silia T [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date		October 1, 2025
Athens 04 Dr Irene Tsakos Paris 24 Silia T [Member]
Property, Plant and Equipment [Line Items]
aggregate cost		$ 461,068
Chios DF and Ithaki DF [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date			January 11 and 19, 2024
aggregate cost			$ 156,649
Montmartre Df, Alpes DF, Mystras Df, Aspen Df and Popi Sazaklis [Member]
Property, Plant and Equipment [Line Items]
aggregate cost	$ 350,000
Alaska [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date			July 19, 2024
Archangel [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date			August 22, 2024
Pentathlon, Aegeas, Andromeda and Ise Princess [Member]
Property, Plant and Equipment [Line Items]
net proceeds		99,050
Total Gain		$ 12,456
Eurochampion 2004, Euronike, Izumo Princess and Nippon Princess [Member]
Property, Plant and Equipment [Line Items]
net proceeds			$ 151,779
Total Gain			59,006
Neo Energy [Member]
Property, Plant and Equipment [Line Items]
net proceeds			76,637
Total Gain			$ 10,344
discount rate				7.70%
carrying value amount				$ 114,367
write down amount				88,000
Impairment charges (Note 4)				26,367
Afrodite, Artemis, Ariadne, Aris, Ajax, Apollon, Arion and Amphitrite [Member]
Property, Plant and Equipment [Line Items]
net proceeds				165,944
Total Gain				$ 81,198